SCHEDULE OF CORPORATE BONDS (Details) - JPY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Less: current portion		¥ (4,707,174)	¥ (7,243,022)
Non-current portion		21,180,745	14,308,136
Corporate Debt [Member]
Aggregate outstanding principal balances		145,000		¥ 210,000
Less: unamortized bond issuance costs		(2,453)		(4,850)
Less: current portion		(58,639)		(107,601)
Non-current portion		83,908		¥ 97,549
Musashino Bank [Member] | Corporate Debt [Member]
Principal Amount	[1],[2]	¥ 100,000
Issuance Date	[1],[2]	Jul. 10, 2019
Maturity Date	[1],[2]	Jul. 10, 2024
Annual Interest Rate	[1],[2]	0.36%
Aggregate outstanding principal balances	[1],[2]		20,000
Kirayaka Bank [Member] | Corporate Debt [Member]
Principal Amount	[1]	¥ 200,000
Issuance Date	[1]	Sep. 10, 2019
Maturity Date	[1]	Sep. 10, 2024
Annual Interest Rate	[1]	0.85%
Aggregate outstanding principal balances	[1]		40,000
Kagawa Bank [Member] | Corporate Debt [Member]
Principal Amount	[1]	¥ 150,000
Issuance Date	[1]	Oct. 29, 2021
Maturity Date	[1]	Oct. 29, 2026
Annual Interest Rate	[1]	0.53%
Aggregate outstanding principal balances	[1]	¥ 60,000	90,000
Musashino Bank 2 [Member] | Corporate Debt [Member]
Principal Amount	[1]	¥ 100,000
Issuance Date	[1]	Dec. 24, 2021
Maturity Date	[1]	Dec. 24, 2026
Annual Interest Rate	[1]	0.36%
Aggregate outstanding principal balances	[1]	¥ 40,000	60,000
Aichi Bank [Member] | Corporate Debt [Member]
Principal Amount	[1]	¥ 50,000
Issuance Date	[1]	Mar. 25, 2024
Maturity Date	[1]	Mar. 23, 2029
Annual Interest Rate	[1]	0.56%
Aggregate outstanding principal balances	[1]	¥ 45,000

[1]	These bonds are guaranteed by the respective bank.
[2]	This bond is guaranteed by the Tokyo Credit Guarantee Association.